Organization and Principal Activities (Details Narrative) - USD ($)	Jun. 29, 2015	Jun. 24, 2015	Dec. 31, 2014
Organization And Principal Activities [Line Items]
Incurred offering expenses			$ 68,767
IPO [Member]
Organization And Principal Activities [Line Items]
Number of common shares sold	4,000,000	4,000,000
Shares of common stock sold, per share	$ 5.00	$ 5.00
Underwriting discounts and commissions	$ 1,600,000	$ 1,600,000
Incurred offering expenses		1,000,000
Net offering proceeds		$ 17,400,000